Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Assumed Health Care Cost Trend Rates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Effect on accumulated postretirement obligation, 1-Percentage Point Increase	$ 161
Effect on accumulated postretirement obligation, 1-Percentage Point Decrease		$ (129)
Effect on postretirement benefits cost, 1-Percentage Point Increase	$ 8
Effect on postretirement benefits cost, 1-Percentage Point Decrease		$ (7)
Not Medicare Eligible [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2022	2022
Medicare Eligible [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	6.50%	7.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2021